Critical Accounting Judgments and Key Sources of Estimation Uncertainty - Additional Information (Detail) - EUR (€)	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Disclosure of changes in accounting estimates [line items]
Impairment loss	€ 0	€ 0
Bottom of range [member]
Disclosure of changes in accounting estimates [line items]
Optional Lease Extension Period	1 year
Top of range [member]
Disclosure of changes in accounting estimates [line items]
Optional Lease Extension Period	6 years
EUR or Danish Kroner [member] | Bottom of range [member]
Disclosure of changes in accounting estimates [line items]
Percentage borrowings denominated in rate	2.25%
EUR or Danish Kroner [member] | Top of range [member]
Disclosure of changes in accounting estimates [line items]
Percentage borrowings denominated in rate	2.50%
US Dollars [member] | Bottom of range [member]
Disclosure of changes in accounting estimates [line items]
Percentage borrowings denominated in rate	4.25%
US Dollars [member] | Top of range [member]
Disclosure of changes in accounting estimates [line items]
Percentage borrowings denominated in rate	5.00%